Share-based Compensation - HCML Share Option Exercises (Details) - HCML Share Option Scheme $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Share option values
Cash received from share options exercised	$ 720
Total intrinsic value of share options exercised	$ 4,817